Leases	12 Months Ended
Mar. 31, 2020
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Leases

2.8 Leases

Accounting Policy

The Group as a lessee

The Group’s lease asset classes primarily consist of leases for land and buildings. The Group assesses whether a contract contains a lease, at inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether: (1) the contract involves the use of an identified asset (2) the Group has substantially all of the economic benefits from use of the asset through the period of the lease and (3) the Group has the right to direct the use of the asset.

At the date of commencement of the lease, the Group recognizes a right-of-use asset (“ROU”) and a corresponding lease liability for all lease arrangements in which it is a lessee, except for leases with a term of twelve months or less (short-term leases) and low value leases. For these short-term and low value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

Certain lease arrangements include the options to extend or terminate the lease before the end of the lease term. ROU assets and lease liabilities includes these options when it is reasonably certain that they will be exercised.

The ROU assets are initially recognized at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or prior to the commencement date of the lease plus any initial direct costs less any lease incentives. They are subsequently measured at cost less accumulated depreciation and impairment losses.

ROU assets are depreciated from the commencement date on a straight-line basis over the shorter of the lease term and useful life of the underlying asset.

ROU assets are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the Cash Generating Unit (CGU) to which the asset belongs.

The lease liability is initially measured at amortized cost at the present value of the future lease payments. The lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, using the incremental borrowing rates in the country of domicile of these leases. Lease liabilities are remeasured with a corresponding adjustment to the related right of use asset if the Group changes its assessment if whether it will exercise an extension or a termination option.

Lease liability and ROU asset have been separately presented in the Balance Sheet and lease payments have been classified as financing cash flows.

The Group as a lessor

Leases for which the Group is a lessor are classified as a finance or operating lease. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sublease separately. The sublease is classified as a finance or operating lease by reference to the ROU asset arising from the head lease.

For operating leases, rental income is recognized on a straight-line basis over the term of the relevant lease.

Transition

Effective April 1, 2019, the Group adopted IFRS 16 “Leases” and applied the standard to all lease contracts existing on April 1, 2019 using the modified retrospective method and has taken the cumulative adjustment to retained earnings, on the date of initial application. Consequently, the Group recorded the lease liability at the present value of the lease payments discounted at the incremental borrowing rate and the ROU asset at its carrying amount as if the standard had been applied since the commencement date of the lease, but discounted at the lessee’s incremental borrowing rate at the date of initial application. Comparatives as at and for the year ended March 31, 2019 have not been retrospectively adjusted and therefore, continues to be reported under the accounting policies included as part of our financial statements included in Form 20-F for the year ended March 31, 2019.

On transition, the adoption of the new standard resulted in recognition of ROU asset of $420 million, 'Net investment in sublease of ROU assets of $62 million and lease liabilities of $520 million. The cumulative effect of applying the standard, amounting to $6 million was debited to retained earnings, net of taxes. The effect of this adoption is insignificant on the operating profit, net profit for the period and earnings per share. IFRS 16 resulted in an increase in cash inflows from operating activities and an increase in cash outflows from financing activities on account of lease payments.

The following is the summary of practical expedients elected on initial application:

1.	Applied a single discount rate to a portfolio of leases of similar assets in similar economic environment with a similar end date
2.	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term on the date of initial application
3.	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application.
4.

Applied the practical expedient to grandfather the assessment of which transactions are leases. Accordingly, IFRS 16 is applied only to contracts that were previously identified as leases under IAS 17.

The difference between the lease obligation recorded as of March 31, 2019 under IAS 17 disclosed under Note 2.15 of the 2019 Annual Report on Form 20-F and the value of the lease liabilities as of April 1, 2019 is primarily on account of inclusion of extension and termination options reasonably certain to be exercised, in measuring the lease liability in accordance with IFRS 16 and discounting the lease liabilities to the present value under IFRS 16.

The weighted average incremental borrowing rate applied to lease liabilities as at April 1, 2019 is 4.5%.

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2020:

(Dollars in millions)
Particulars	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2019	—	419	1	—	420
Reclassified on account of adoption of IFRS 16	92	—	—	—	92
Additions*	—	148	—	7	155
Additions through business combination (Refer to Note 2.10)	—	26	2	—	28
Deletions	—	(18)	—	—	(18)
Depreciation	(1)	(75)	(1)	(1)	(78)
Translation difference	(8)	(39)	—	(1)	(48)
Balance as of March 31, 2020	83	461	2	5	551

*	Net of lease incentives of $16 million related to lease of buildings

The aggregate depreciation expense on ROU assets is included in cost of sales in the consolidated statement of comprehensive income.

The following is the break-up of current and non-current lease liabilities as of March 31, 2020

(Dollars in millions)
Particulars	Amount
Current lease liabilities	82
Non-current lease liabilities	530
Total	612

The following is the movement in lease liabilities during the year ended March 31, 2020:

(Dollars in millions)
Particulars	Amount
Balance as of April 1, 2019	520
Additions	172
Additions through business combination (Refer to note 2.10)	32
Finance cost accrued during the period	24
Deletions	(20)
Payment of lease liabilities	(90)
Translation difference	(26)
Balance as of March 31, 2020	612

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2020 on an undiscounted basis:

(Dollars in millions)
Particulars	Amount
Less than one year	105
One to five years	344
More than five years	274
Total	723

The Group does not face a significant liquidity risk with regard to its lease liabilities as the current assets are sufficient to meet the obligations related to lease liabilities as and when they fall due.

Rental expense recorded for short-term leases was $13 million for fiscal 2020

The following is the movement in the net-investment in sublease of ROU asset during fiscal 2020:

(Dollars in millions)
Particulars	Amount
Balance as of April 1, 2019	62
Interest income accrued during the period	2
Lease receipts	(6)
Balance as of March 31, 2020	58

The table below provides details regarding the contractual maturities of net investment in sublease of ROU asset as of March 31, 2020 on an undiscounted basis:

(Dollars in millions)
Particulars	Amount
Less than one year	7
One to five years	29
More than five years	32
Total	68

Leases not yet commenced as of March 31, 2020 to which Group is committed is $87 million for a lease term ranging from 2 years to 13 years.